Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	For the Years Ended December 31,
	2017	2016	2015
Current
U.S. federal	$11,724	$64,698	$55,026
U.S. state and local	4,144	9,927	8,104
Foreign	465	393	397
Deferred
U.S. federal, state and local	2,402	(6,712)	6,323
Foreign	5	5	2
Total	$18,740	$68,311	$69,852

Schedule Of Temporary Differences That Give Rise To Deferred Tax Assets (Liabilities)

	December 31,
	2017	2016
Accrued liabilities	$30,419	$43,168
Stock compensation expense	6,282	9,716
State net operating loss carryforwards	2,243	1,811
Allowance for uncollectible accounts receivable	291	1,952
Other	565	776
Deferred income tax assets	39,800	57,423
Amortization of intangible assets	(36,882)	(52,133)
Accelerated tax depreciation	(14,057)	(14,975)
Market valuation of investments	(2,277)	(1,341)
State income taxes	(1,722)	(793)
Currents assets	(1,255)	(1,825)
Other	(247)	(647)
Deferred income tax liabilities	(56,440)	(71,714)
Net deferred income tax liabilities	$(16,640)	$(14,291)

Schedule Of Significant Changes To Unrecognized Tax Benefits

	2017	2016	2015
Balance at January 1,	$1,069	$1,052	$980
Unrecognized tax benefits due to positions taken in current year	268	218	260
Decrease due to expiration of statute of limitations	(214)	(201)	(188)
Balance at December 31,	$1,123	$1,069	$1,052

Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate

	For the Years Ended December 31,
	2017	2016	2015

Income tax provision calculated using the statutory rate of 35%	$40,921	$61,969	$63,044
State and local income taxes, less federal income tax effect	4,600	6,044	5,787
Nondeductible expenses	1,041	881	1,438
Stock compensation tax benefits	(18,932)	-	-
Enactment of the tax reform act	(8,305)	-	-
Other--net	(585)	(583)	(417)
Income tax provision	$18,740	$68,311	$69,852
Effective tax rate	16.0%	38.6%	38.8%

Schedule Of Income Taxes Paid

2017	$42,311
2016	60,905
2015	62,928